Income Taxes (Shenzhen Yeller Audio & Video Technology Co., Ltd.)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
10.	Income Taxes

Cayman Islands

The Company is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2020.

eychelles

The Company’s subsidiaries formed in the Republic of Seychelles are not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The Company’s subsidiary formed in Hong Kong is subject to a profits tax rate of 16.5% for income generated in the special administrative region.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to a profits tax rate of 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward losses depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC have unused net operating losses (“NOLs”) amounting to $1,065,588 available for carry forward to future years for PRC income tax reporting purposes as at June 30, 2021 (2020: $607,866).

 Income tax expense (benefits)

	June 30, 2021	June 30, 2020
	(Unaudited)	(Unaudited)
	$	$
Loss before tax	(185,750)	(286,823)
Tax credit calculated at statutory tax rate	(46,438)	(71,706)
Effect of different tax rates in other countries	-	112
Others	46,438	71,594
	-	-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

11.	Income Taxes

Cayman Islands

The Company is a tax-exempted company incorporated in Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in Cayman Islands has been made as the Company had no taxable income for the year ended December 31, 2020.

Seychelles

The Company’s subsidiaries formed in the Republic of Seychelles are not subject to tax on its income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no withholding tax is imposed.

Hong Kong

The Company’s subsidiary formed in Hong Kong is subject to a profits tax rate of 16.5% for income generated in the special administrative region.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to a profits tax rate of 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward losses depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company’s subsidiaries incorporated in the PRC have unused net operating losses (“NOLs”) amounting to $418,712 available for carry forward to future years for PRC income tax reporting purposes as at December 31, 2020 (2019: $322,868).

Income tax expense (benefits)

	December 31, 2020	December 31, 2019
	(Audited)	(Audited)
	$	$
Loss before tax	(967,491)	(284,655)
Tax credit calculated at statutory tax rate	(241,873)	(71,164)
Effect of different tax rates in other countries	36	118
Others	241,837	71,046
	-	-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Income Taxes
6.	Income Taxes

We use the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

The Company is incorporated in the PRC and is subject to profits tax rate at 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward losses depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company has unused net operating losses (“NOLs”) available for carry forward to future years for PRC income tax reporting purposes up to five years. The Company recorded a deferred tax asset in the amount of $0 at December 31, 2019 and June 30, 2020.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

8.	Income Taxes

We use the asset and liability method of accounting for income taxes in accordance with ASC Topic 740, “Income Taxes.” Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity’s financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported if based on the weight of the available positive and negative evidence, it is more likely than not some portion or all of the deferred tax assets will not be realized.

ASC Topic 740.10.30 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740.10.40 provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. We have no material uncertain tax positions for any of the reporting periods presented.

The Company is subject to profits tax rate at 25% for income generated and operation in the country.

The full realization of the tax benefit associated with the carry forward losses depends predominantly upon the Company’s ability to generate taxable income during the carry forward period.

The Company has unused net operating losses (“NOLs”) available for carry forward to future years for PRC income tax reporting purposes up to five years. The Company recorded a deferred tax asset in the amount of $0 at December 31, 2019 and 2018.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.